Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 46,187		$ 79,912
Recognized referred tax asset	$ 23,100
Foreign tax credit expire date	The credits are due to expire between 2024 and 2031.
Tax losses carried forward	$ 46,800
Loss carry forwards expire	expire starting in 2038
Temporary differences	$ 21,400	$ 27.0
Taxable income generated percentage	30.00%
Cumulative pre-tax income	3 years
Canada [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 7,400	$ 46.2
Foreign tax credits to offset taxes payable	11,100
Recognized referred tax asset	7,100
Brazil [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets				$ 79.9
Recognized referred tax asset	1,700
Tax losses carried forward	4,900
Temporary differences	330,500
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	6,600
Tax losses carried forward	$ 121,600
Taxable income generated percentage	50.00%
Unused interest deduction	$ 285,700
United States [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	138,500
Tax losses carried forward	$ 2,500
Taxable income generated percentage	80.00%
Unrestricted taxable income not subject to limitation	50.00%